UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                     Oppenheimer Rising Dividends Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
------------------------------------------------------------------------------------------------
MEDIA--8.3%
Cinemark Holdings, Inc. 1                                                307,340   $  5,025,009
------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                       1,431,525     57,031,956
------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                  979,021     20,676,924
                                                                                   -------------
                                                                                     82,733,889
------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Office Depot, Inc. 1                                                     317,233      7,918,136
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.0%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--6.3%
Costco Wholesale Corp.                                                   877,206     52,456,919
------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                          249,860     10,411,666
                                                                                   -------------
                                                                                     62,868,585
------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
ConAgra Foods, Inc.                                                      407,298     10,325,004
------------------------------------------------------------------------------------------------
TOBACCO--2.6%
Altria Group, Inc.                                                       391,108     25,996,949
------------------------------------------------------------------------------------------------
ENERGY--11.4%
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Halliburton Co.                                                          299,050     10,771,781
------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.3%
Exxon Mobil Corp.                                                        578,435     49,242,172
------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                         333,160     20,669,246
------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                              279,200     18,120,080
------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                  188,039     14,781,746
                                                                                   -------------
                                                                                    102,813,244
------------------------------------------------------------------------------------------------
FINANCIALS--30.9%
------------------------------------------------------------------------------------------------
CAPITAL MARKETS--8.1%
Bear Stearns Cos., Inc. (The)                                            184,650     22,383,273
------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                513,001      9,500,779
------------------------------------------------------------------------------------------------
UBS AG                                                                   880,778     48,504,444
                                                                                   -------------
                                                                                     80,388,496
------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Wachovia Corp.                                                         1,047,411     49,448,273
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        831,832     28,090,967
                                                                                   -------------
                                                                                     77,539,240
------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.3%
Bank of America Corp.                                                    360,431     17,091,638
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                          973,200     45,321,924
                                                                                   -------------
                                                                                     62,413,562
------------------------------------------------------------------------------------------------
INSURANCE--5.6%
AMBAC Financial Group, Inc.                                              206,500     13,866,475
------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                    236,370     23,223,353
------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                          162,405      4,956,601
------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                        157,290      7,291,964
------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                      174,388      5,789,682
                                                                                   -------------
                                                                                     55,128,075


                   1 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                                          SHARES          VALUE
------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.1%
Freddie Mac                                                              542,535   $ 31,070,979
------------------------------------------------------------------------------------------------
HEALTH CARE--3.5%
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Vanda Pharmaceuticals, Inc. 1                                            125,450      2,347,170
------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Medco Health Solutions, Inc. 1                                            65,505      5,323,591
------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                         56,998      4,281,690
                                                                                   -------------
                                                                                      9,605,281
------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
Abbott Laboratories                                                      202,600     10,269,794
------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                    163,600      2,602,876
------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                         193,970     10,464,682
                                                                                   -------------
                                                                                     23,337,352
------------------------------------------------------------------------------------------------
INDUSTRIALS--14.9%
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--9.6%
Alliant Techsystems, Inc. 1                                              104,793     10,386,034
------------------------------------------------------------------------------------------------
Boeing Co.                                                               522,320     54,023,558
------------------------------------------------------------------------------------------------
United Technologies Corp.                                                420,121     30,656,229
                                                                                   -------------
                                                                                     95,065,821
------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
Siemens AG, Sponsored ADR                                                141,548     17,924,223
------------------------------------------------------------------------------------------------
MACHINERY--3.5%
Deere & Co.                                                              129,080     15,543,814
------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                           306,050     19,281,150
                                                                                   -------------
                                                                                     34,824,964
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.2%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Telefonaktiebolaget LM Ericsson, Sponsored ADR                           411,000     15,375,510
------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Applied Materials, Inc.                                                  821,600     18,108,064
------------------------------------------------------------------------------------------------
SOFTWARE--2.8%
Microsoft Corp.                                                          346,830     10,054,602
------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                  1,032,300     18,199,449
                                                                                   -------------
                                                                                     28,254,051
------------------------------------------------------------------------------------------------
MATERIALS--3.1%
------------------------------------------------------------------------------------------------
CHEMICALS--3.1%
BASF AG, ADR                                                             120,000     15,534,000
------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                     240,510     15,070,357
                                                                                   -------------
                                                                                     30,604,357
------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                                               259,900     10,177,684
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             229,578      9,784,614
                                                                                   -------------
                                                                                     19,962,298


                   2 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                                          SHARES          VALUE
------------------------------------------------------------------------------------------------
UTILITIES--7.8%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.4%
Exelon Corp.                                                             569,551   $ 39,954,003
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                        396,110     24,063,683
                                                                                   -------------
                                                                                     64,017,686
------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Dynegy, Inc., Cl. A 1                                                    544,740      4,853,633
------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
CMS Energy Corp.                                                         528,904      8,547,086
                                                                                   -------------
Total Common Stocks (Cost $909,447,738)                                             982,795,436
------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.2%
------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2, 3
(Cost $1,517,887)                                                      1,517,887      1,517,887
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $910,965,625)                             99.1%   984,313,323
------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.9      8,945,359

                                                                       -------------------------
NET ASSETS                                                                 100.0%  $993,258,682
                                                                       =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                 SHARES        GROSS         GROSS          SHARES
                                                                       OCTOBER 31, 2006    ADDITIONS    REDUCTIONS   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                           27,864,283  448,227,969   474,574,365       1,517,887

                                                                                                                          DIVIDEND
                                                                                                            VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                    $ 1,517,887   $    1,369,610

3. Rate shown is the 7-day yield as of July 31, 2007.

Notes to Statement of Investments

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is


                   3 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2007, the Fund had no securities on loan.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   4 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SUBSEQUENT EVENT.

Effective August 1, 2007 the fund changed its name from Quest Value Fund, Inc. to Oppenheimer Rising Dividends Fund, Inc.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  912,458,456
                                                      ===============

Gross unrealized appreciation                         $  112,896,105
Gross unrealized depreciation                            (41,041,238)
                                                      ---------------
Net unrealized appreciation                           $   71,854,867
                                                      ===============


                   5 | OPPENHEIMER RISING DIVIDENDS FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007